PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2003	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Service costs	504	353
Interest income	607	696
Return on plan assets (excluding amount included in net interest expense)	82	720
Employer's contributions	719	226
Actuarial losses recognized in OCI	1,536	2,045
Pension benefits paid	(291)
Benefits paid by employer	(719)	(226)
Pension benefit obligations at end of year	Rp 8,509	Rp 9,717
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			18.00%	8.40%